UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – March 31, 2018

Item 1.  Schedule of Investments.

PHOCAS REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Shares	Security Description	Value
Common Stock (REITs) - 96.1%
Apartments - 12.3%
1,788	AvalonBay Communities, Inc.	$294,055
2,699	Camden Property Trust	227,202
3,159	Education Realty Trust, Inc.	103,457
1,975	Essex Property Trust, Inc.	475,343
37,646	Independence Realty Trust, Inc.	345,590
		1,445,647
Commercial Financing - 1.6%
10,432	Jernigan Capital, Inc.	188,819
Data Centers - 7.1%
5,701	CoreSite Realty Corp.	571,582
7,172	QTS Realty Trust, Inc., Class A	259,770
		831,352
Diversified - 2.3%
4,002	Vornado Realty Trust	269,335
Freestanding - 2.3%
7,473	Seritage Growth Properties, Class A	265,665
Health Care - 5.3%
19,075	Sabra Health Care, Inc.	336,674
5,320	Welltower, Inc.	289,567
		626,241
Industrial - 9.6%
10,021	First Industrial Realty Trust, Inc.	292,914
19,505	Rexford Industrial Realty, Inc.	561,549
11,313	STAG Industrial, Inc.	270,607
		1,125,070
Infrastructure - 4.5%
3,671	American Tower Corp.	533,543
Lodging/Resorts - 4.9%
7,463	Chatham Lodging Trust	142,917
12,729	Pebblebrook Hotel Trust	437,241
		580,158
Manufactured Homes - 2.7%
3,497	Sun Communities, Inc.	319,521
Office - 19.8%
4,676	Alexandria Real Estate Equities, Inc.	583,985
2,749	Boston Properties, Inc.	338,732
7,084	Corporate Office Properties Trust	182,980
11,639	Hudson Pacific Properties, Inc.	378,617
4,243	Kilroy Realty Corp.	301,083
9,740	NorthStar Realty Europe Corp.	126,815
4,354	SL Green Realty Corp.	421,598
		2,333,810
Regional Malls - 6.5%
10,362	GGP, Inc.	212,006
3,602	Simon Property Group, Inc.	555,969
		767,975
Self Storage - 8.2%
3,079	Extra Space Storage, Inc.	268,981
27,957	National Storage AffiliatesTrust	701,162
		970,143
Shopping Centers - 4.6%
13,217	Acadia Realty Trust	325,138
3,653	Regency Centers Corp.	215,454
		540,592
Single Family Homes - 1.1%
5,630	Invitation Homes, Inc.	128,533
Specialty - 1.3%
4,592	Iron Mountain, Inc.	150,893
Shares	Security Description	Value
Timber - 2.0%
4,438	Potlatch Corp.	$230,998

Total Common Stock (REITs) (Cost $9,071,930)		11,308,295
Investments, at value - 96.1% (Cost $9,071,930)		$11,308,295
Other Assets & Liabilities, Net - 3.9%		454,655
Net Assets - 100.0%		$11,762,950

REIT          Real Estate Investment Trust

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$11,308,295
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$11,308,295

The Level 1 value displayed in this table is Common Stock (REITs). Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	April 26, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	April 26, 2018